Income Taxes - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Income Taxes
Statutory income tax rate		25.00%	25.00%	25.00%
Tax loss carry forwards		$ 645,876	$ 339,766
Tax loss carry forwards period		10 years				5 years
Operating loss carry forwards expiration start year		2026
Operating loss carry forwards expiration end year		2035
Deferred tax assets valuation allowance		$ 125,678	$ 30,042	$ 13,871	$ 2,821
Unrecognized tax benefit		$ 5,011
Canaan Creative Co., Ltd
Income Taxes
Preferential tax rate		15.00%
Canaan Creative (SH) Co., Ltd.
Income Taxes
Preferential tax rate		15.00%
Income tax holiday, description		Canaan Creative (SH) is qualified as an as an integrated circuit enterprise and enjoying a 5-year tax holiday (two-year full exemption followed by three-year half reduction) beginning from 2022 after utilizing all prior years tax losses. Therefore, Canaan Creative (SH) is eligible to enjoy a preferential tax rate of 0% from 2022 to 2023 and 12.5% from 2024 to 2026.
Income tax holiday period		5 years
Income tax full exemption holiday period		2 years
Income tax half reduction holiday period		3 years
Other PRC Subsidiaries
Income Taxes
Statutory income tax rate		25.00%
Withholding income tax rate on dividends		10.00%
Tax Year 2019 to 2021 | Canaan Creative Co., Ltd
Income Taxes
Preferential tax rate		15.00%
Tax Year 2022 to 2023 | Canaan Creative (SH) Co., Ltd.
Income Taxes
Preferential tax rate		0.00%
Tax Year 2024 to 2026 | Canaan Creative (SH) Co., Ltd.
Income Taxes
Preferential tax rate		12.50%
Hong Kong
Income Taxes
Statutory income tax rate			16.50%	16.50%	16.50%
Hong Kong | Other PRC Subsidiaries | FIE
Income Taxes
Ownership percentage		25.00%
Hong Kong | Other PRC Subsidiaries | Maximum
Income Taxes
Withholding income tax rate		5.00%
China | Enterprise Income Tax
Income Taxes
Statutory income tax rate	25.00%
United States
Income Taxes
Statutory income tax rate			21.00%	21.00%	21.00%
Singapore
Income Taxes
Statutory income tax rate		17.00%	17.00%	17.00%